Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38591
Entity Registrant Name	PDD Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	First Floor, 25 St Stephen’s Green
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 XF99
Entity Address, Country	IE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001737806
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Address Line One	First Floor, 25 St Stephen’s Green
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 XF99
Entity Address, Country	IE
Contact Personnel Name	Jun Liu
City Area Code	+353-1
Local Phone Number	5397938
Contact Personnel Email Address	investor@pddholdings.com
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.000005 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	5,568,585,848
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	0
ADSs
Document and Entity Information
Title of 12(b) Security	American Depositary Shares (one Americandepositary share representing four Class Aordinary shares, par value US$0.000005 per share)
Trading Symbol	PDD
Security Exchange Name	NASDAQ